Themes Copper Miners ETF
Schedule of Investments
December 31, 2024

COMMON STOCKS - 99.9%	Shares	Value
Industrial Services - 2.4%
Guangdong Feinan Resources Recycling Co. Ltd. - Class A (a)	4,400	$10,850

Materials - 97.5%(b)
29Metals Ltd. (a)	14,319	2,171
Aeris Resources Ltd. (a)	12,302	1,333
Altius Minerals Corp.	248	4,593
Antofagasta PLC	933	18,571
Arizona Sonoran Copper Co., Inc. (a)	631	645
Atalaya Mining PLC	811	3,645
Aurubis AG	151	11,997
BHP Group Ltd.	816	19,975
Boliden AB	360	10,103
Capstone Copper Corp. (a)	3,196	19,766
Central Asia Metals PLC	2,268	4,458
Chalice Mining Ltd. (a)	7,588	5,190
China Nonferrous Mining Corp. Ltd.	26,629	17,966
Cia de Minas Buenaventura SAA - ADR	951	10,955
Collective Mining Ltd. (a)	247	1,026
ERO Copper Corp. (a)	1,043	14,062
Filo Corp. (a)	294	6,510
First Quantum Minerals Ltd. (a)	1,740	22,431
Foran Mining Corp. (a)	1,510	4,128
Freeport-McMoRan, Inc.	1,160	44,174
Ganzhou Teng Yuan Cobalt New Material Co. Ltd. - Class A	1,400	8,671
Glencore PLC	4,765	21,082
Hudbay Minerals, Inc.	1,536	12,459
Ivanhoe Electric, Inc. / US (a)	1,098	8,290
Ivanhoe Mines Ltd. - Class A (a)	1,287	15,274
Jiangxi Copper Co. Ltd. - Class A	5,600	15,835
Jinchuan Group International Resources Co. Ltd.	130,934	8,766
Jiujiang Defu Technology Co. Ltd. - Class A	9,300	16,003
Lundin Mining Corp.	1,786	15,369
Meteoric Resources NL (a)	26,451	1,392
Mitsubishi Materials Corp.	500	7,644
MMG Ltd. (a)	43,533	14,349
NGEx Minerals Ltd. (a)	702	6,549
Nittetsu Mining Co. Ltd.	100	2,838
Power Nickel, Inc. (a)	1,557	1,159
Ramelius Resources Ltd.	341	437
Sandfire Resources Ltd. (a)	890	5,112
Seabridge Gold, Inc. (a)	182	2,076
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. - Class A	7,700	4,947
Sierra Metals, Inc. (a)	1,028	601
Solaris Resources, Inc. (a)	892	2,768
SolGold PLC (a)	16,684	1,445
Southern Copper Corp.	214	19,492
Taseko Mines Ltd. (a)	2,136	4,161
Teck Resources Ltd. - Class B	232	9,403
US Goldmining, Inc. (a)	322	2,772
WA1 Resources Ltd. (a)	927	7,602
Western Copper & Gold Corp. (a)	545	573
		440,768
TOTAL COMMON STOCKS (Cost $518,083)		451,618

SHORT-TERM INVESTMENTS - 0.0%(c)		Value
Money Market Funds - 0.0%(c)	Shares
First American Treasury Obligations Fund - Class X, 4.40% (d)	11	11
TOTAL SHORT-TERM INVESTMENTS (Cost $11)		11

TOTAL INVESTMENTS - 99.9% (Cost $518,094)		451,629
Other Assets in Excess of Liabilities - 0.1%		495
TOTAL NET ASSETS - 100.0%		$452,124
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Themes Copper Miners ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$451,618	$–	$–	$451,618
Money Market Funds	11	–	–	11
Total Investments	$451,629	$–	$–	$451,629

Refer to the Schedule of Investments for further disaggregation of investment categories.